10 Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Expenses by nature
Note	10 | Expenses by nature

The detail of expenses by nature is as follows:

Expenses by nature at 12.31.20
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	7,756	1,287	2,272	11,315
Pension plans	327	54	96	477
Communications expenses	218	444	-	662
Allowance for the impairment of trade and other receivables	-	4,183	-	4,183
Supplies consumption	1,878	-	148	2,026
Leases and insurance	1	1	315	317
Security service	306	32	35	373
Fees and remuneration for services	3,900	2,169	1,534	7,603
Public relations and marketing	-	19	-	19
Advertising and sponsorship	-	10	-	10
Reimbursements to personnel	-	-	1	1
Depreciation of property, plants and equipments	5,118	762	626	6,506
Depreciation of right-of-use asset	32	64	225	321
Directors and Supervisory Committee members’ fees	-	-	28	28
ENRE penalties	330	365	-	695
Taxes and charges	-	1,453	64	1,517
Other	-	-	9	9
At 12.31.20	19,866	10,843	5,353	36,062

(1)	Includes recovery of technical service quality-related penalties of six-month control periods Nos. 47 and 48 for $ 700.8 million, due to the fact that quality levels were better than estimated.

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2020 for $ 1,846 million.

Expenses by nature at 12.31.19
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	8,666	1,424	1,819	11,909
Pension plans	260	43	54	357
Communications expenses	113	504	23	640
Allowance for the impairment of trade and other receivables	-	1,844	-	1,844
Supplies consumption	2,200	-	156	2,356
Leases and insurance	-	-	308	308
Security service	323	58	126	507
Fees and remuneration for services	3,481	2,203	1,856	7,540
Public relations and marketing	-	56	-	56
Advertising and sponsorship	-	29	-	29
Reimbursements to personnel	-	-	1	1
Depreciation of property, plants and equipments	4,952	738	605	6,295
Depreciation of right-of-use asset	22	45	156	223
Directors and Supervisory Committee members’ fees	-	-	30	30
ENRE penalties	1,963	1,806	-	3,769
Taxes and charges	-	1,257	68	1,325
Other	-	-	21	21
At 12.31.19	21,980	10,007	5,223	37,210

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2019 for $ 1,533.5 million.

Expenses by nature at 12.31.18
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	9,066	1,627	1,914	12,607
Pension plans	169	30	36	235
Communications expenses	170	564	34	768
Allowance for the impairment of trade and other receivables	-	2,046	-	2,046
Supplies consumption	1,654	-	257	1,911
Leases and insurance	1	-	377	378
Security service	286	4	269	559
Fees and remuneration for services	2,956	2,177	2,108	7,241
Public relations and marketing	-	-	67	67
Advertising and sponsorship	-	-	35	35
Reimbursements to personnel	-	-	1	1
Depreciation of property, plants and equipments	4,217	629	516	5,362
Directors and Supervisory Committee members’ fees	-	-	46	46
ENRE penalties	4,321	2,202	-	6,523
Taxes and charges	-	1,254	340	1,594
Other	2	1	12	15
At 12.31.18	22,842	10,534	6,012	39,388

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2018 for $ 2,137.9 million.